INVESTMENT IN JOINT VENTURE (Details) - CAD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Disclosure of joint ventures [line items]
Balance at December 31, 2018	$ 25,660,842
Share of income	5,812,219	$ (301,793)
Balance at March 31, 2019	56,763,061		$ 25,660,842
Pure Sunfarms
Disclosure of joint ventures [line items]
Balance at December 31, 2018	25,660,842
Investment in JV	25,000,000
Transaction costs	290,000		229,639
Share of income	5,812,219	$ (301,793)
Balance at March 31, 2019	$ 56,763,061		$ 25,660,842